Outstanding Claims (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Claims and Benefits Outstanding Claims [Abstract]
Schedule of movement in outstanding claims
	30 June 2022			31 December 2021
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
At the beginning of the period / year
Reported claims	306,946	(120,323)	186,623	312,334	(160,373)	151,961
Claims incurred but not reported	268,953	(61,925)	207,028	179,921	(27,112)	152,809
	575,899	(182,248)	393,651	492,255	(187,485)	304,770

Claims paid	(110,164)	57,127	(53,037)	(119,722)	32,411	(87,311)
Provided during the period / year related to current accident year	126,634	(36,583)	90,051	257,233	(64,926)	192,307
Provided during the period / year related to previous accident years	(26,829)	3,773	(23,056)	(53,867)	37,752	(16,115)
At the end of the period / year	565,540	(157,931)	407,609	575,899	(182,248)	393,651

At the end of the period / year
Reported claims	258,619	(78,679)	179,940	306,946	(120,323)	186,623
Claims incurred but not reported	306,921	(79,252)	227,669	268,953	(61,925)	207,028
	565,540	(157,931)	407,609	575,899	(182,248)	393,651